GENERAL (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
GENERAL
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. ("the Company") was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our Pointer segment. Through its Pointer segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services in Israel for sale to insurance companies, fleets and individual customers.

The Company provides services, for the most part, in Israel, Argentina Mexico and Brazil, through its local subsidiaries and affiliates. Independent operators provide similar services in Latin America, Europe and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the NASDAQ Capital Market and the Tel-Aviv Stock Exchange.  On January 17, 2012, the Company announced that its Board of Directors has resolved to act to delist the Company's ordinary shares from trading on the Tel Aviv Stock Exchange effective as of April 17, 2012.

b.
In 2011, the changes in the economic conditions and forecasted results of the Company's Cellocator segment led the Company to test the implied value of the Cellocator segment's goodwill in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company determined that the implied value attributable to Cellocator goodwill and development technology intangible assets should be lower by $6,216 and $520, respectively. These amounts were recorded in the 2011 Consolidated Statement of Operation under the captions "Impairment of goodwill and intangible asset" and "Amortization and impairment of intangible assets", respectively. See also notes 2g and 2i.

c.
The Company holds 55.99% of the share capital of Shagrir Systems Ltd. ("Shagrir"). Shagrir is engaged in the field of road side assistance, towing services and stolen vehicle recovery in Israel. (See note 2q)

d.
In July 2008, Shagrir incorporated a Romanian company, S.C. Pointer S.R.L. ("Pointer Romania"), to provide road-side assistance and towing services in Romania. Shagrir holds 50% of the share capital of Pointer Romania. On January 1, 2012, Shagrir signed an agreement with the Romanian shareholder, pursuant to which he transferred to Shagrir 15% of the issued share capital of the Romanian subsidiary.  As a result, Shagrir holds 65% of the share capital of Pointer Romania

e.
The Company holds 88% of the share capital of Pointer Localization Y Asistencia SA's (formerly: Tracsat S.A.) ("Pointer Argentina"). Pointer Argentina is the operator of the Company's systems and products that provide stolen vehicle recovery services in Buenos Aires, Argentina.

f.
The Company holds 74% of the share capital of Pointer Recuperacion de Mexico S.A. de C.V. ("Pointer Mexico"), the remaining 26% of the share capital being held by local Mexican partners. Pointer Mexico provides location, tracking and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company's products.

g.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013. Pointer Brazil will provide location, tracking and recovery of stolen vehicles services to its customers in Brazil. Currently, the affiliate has no significant revenues. The Company recorded equity in losses of Pointer Brazil in the amount of $1,600 and $1,200 in 2011 and 2010, respectively.

h.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc. Currently, the subsidiary has no significant revenues.

i.	On May 15, 2009, the Company's subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

The fair value of the consideration transferred on the date of the acquisition of Car2go totaled $ 3 in cash. In addition, Shagrir signed a loan agreement with Car2go pursuant to which Shagrir has committed to provide to the subsidiary a loan in an amount of up to $ 1,447 (consisting of $ 241 in cash and $ 1,206 in services). The loan was provided during 2010. The loan is linked to the Israeli CPI and bears an interest rate of 4%. Car2go will repay the loan in quarterly installments commencing on May 15, 2013. The Company recorded goodwill related to Car2go in the amount of $456.

j.
On June 28, 2010, Shagrir, together with an Israel resident (hereinafter the "minority shareholder") entered into an agreement for the establishment of an Israeli company named Rider from the Shagrir Group Ltd. ("Rider") for providing outsourcing services to insurance companies and others. The minority shareholder holds 33% and serves as Rider's CEO.

In the reported period, Shagrir recorded as part of its general and administrative expenses an impairment loss of the loan granted by Rider to the minority  shareholder  in the amount of NIS 1.75 million ($489), due to the fact that Rider will not meet the milestones pursuant to the agreement.

On July 10, 2011, Shagrir signed an agreement to sell its entire holdings in Rider to Native Nehoray Ltd. ("Nehoray") at par value. In addition, Shagrir sold to Nehoray the rights to receive payments from a loan that Shagrir had provided to Rider in the amount of NIS 4,779 thousands including interest and linkage to the Israeli CPI for NIS 1,293 thousands. As a result of the agreement, the Company recorded a capital loss in the amount of NIS 393 thousands ($110).

k.
In November 2011, Shagrir, together with T.M.C Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). The Company will hold 51% of the partnership's capital.  The activities of TMC will be transferred to the partnership. The partnership commenced its activity on January 1, 2012.

The partnership engages in solutions for the management, control and collection of travel fares from taxis and transportation service fleets.

Shagrir will grant a shareholders' loan to the partnership in an amount of up to NIS 2.5 million. This loan will carry an annual interest rate of prime plus 4%. As of December 31, 2011, Shagrir granted a loan to TMC in the amount of NIS 655 thousands which was transferred to the partnership, along with the activities of TMC, on January 1, 2012.

l.
On October 11, 2011, Shagrir entered into an agreement to acquire the activities of K.S Operation Centers for Vehicles Ltd. ("K.S") in consideration for an aggregate amount of NIS 12 million (as amended by an amendment dated January 1, 2012). Shagrir consummated the transaction in January 2012.

K.S is engaged in the operation of car repair garages, providing bodywork and paint services, as well as engaging in the sale of spare parts for motor vehicles.